General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of general and administrative expenses [Abstract]
Salaries and related expenses	$ 601	$ 516	$ 284
Professional services	3,020	1,063	294
Consulting and director fees	1,171	972	1,206
Management fees			99
Travel	135	85	43
Office and general	1,994	1,650	603
Regulatory and filing fees	(33)	178	48
Shareholder relations	547	468	281
Total	$ 7,435	$ 4,932	$ 2,858